Schedule of Investments (unaudited)	iShares® Global Materials ETF
December 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 12.0%
BHP Group Ltd.	643,814	$19,943,388
BlueScope Steel Ltd.	58,443	666,088
Fortescue Metals Group Ltd.	215,218	3,008,135
James Hardie Industries PLC	56,916	1,024,390
Mineral Resources Ltd.	21,152	1,109,559
Newcrest Mining Ltd.	113,581	1,592,668
Northern Star Resources Ltd.	147,335	1,102,555
OZ Minerals Ltd.	42,952	809,609
Pilbara Minerals Ltd.(a)	333,018	843,285
Rio Tinto Ltd.	47,178	3,723,552
South32 Ltd.	581,049	1,593,020
		35,416,249
Belgium — 0.6%
Solvay SA	9,261	936,342
Umicore SA	26,347	969,037
		1,905,379
Brazil — 2.8%
Vale SA, ADR	491,952	8,348,426

Canada — 7.6%
Agnico Eagle Mines Ltd.	57,902	3,008,851
Barrick Gold Corp.	224,560	3,849,363
CCL Industries Inc., Class B, NVS	18,345	783,659
First Quantum Minerals Ltd.	71,283	1,489,362
Franco-Nevada Corp.	24,359	3,320,488
Kinross Gold Corp.	160,543	654,503
Nutrien Ltd.	66,110	4,826,421
Teck Resources Ltd., Class B	56,989	2,153,713
Wheaton Precious Metals Corp.	57,440	2,244,148
		22,330,508
Chile — 0.6%
Empresas CMPC SA	141,805	236,701
Sociedad Quimica y Minera de Chile SA, ADR(b)	18,151	1,449,176
		1,685,877
Denmark — 0.8%
Chr Hansen Holding A/S	13,176	947,786
Novozymes A/S, Class B	26,485	1,343,681
		2,291,467
Finland — 1.2%
Stora Enso OYJ, Class R	78,203	1,102,623
UPM-Kymmene OYJ	67,832	2,538,365
		3,640,988
France — 4.1%
Air Liquide SA	66,519	9,441,393
ArcelorMittal SA	72,480	1,912,178
Arkema SA	8,262	743,124
		12,096,695
Germany — 3.2%
BASF SE	116,729	5,747,571
Covestro AG(c)	24,397	950,410
HeidelbergCement AG	18,434	1,044,563
Symrise AG	16,875	1,832,709
		9,575,253
Ireland — 1.7%
CRH PLC	97,628	3,882,679
Smurfit Kappa Group PLC	33,240	1,231,885
		5,114,564
Security	Shares	Value

Japan — 5.7%
Asahi Kasei Corp.	177,500	$1,263,548
JFE Holdings Inc.	72,900	845,895
Mitsubishi Chemical Group Corp.	182,600	945,324
Nippon Paint Holdings Co. Ltd.	135,500	1,064,229
Nippon Steel Corp.	120,729	2,094,784
Nitto Denko Corp.	19,000	1,094,299
Shin-Etsu Chemical Co. Ltd.	53,000	6,471,945
Sumitomo Chemical Co. Ltd.	210,600	755,132
Sumitomo Metal Mining Co. Ltd.	34,700	1,219,318
Toray Industries Inc.	207,400	1,153,428
		16,907,902
Mexico — 0.7%
Cemex SAB de CV, NVS(a)	1,910,155	772,433
Grupo Mexico SAB de CV, Series B	395,566	1,388,688
		2,161,121
Netherlands — 1.5%
Akzo Nobel NV	23,157	1,553,893
Koninklijke DSM NV	22,214	2,727,759
		4,281,652
Norway — 0.8%
Norsk Hydro ASA	174,584	1,304,555
Yara International ASA	20,739	910,794
		2,215,349
Peru — 0.2%
Southern Copper Corp.	10,764	650,038

South Korea — 1.7%
LG Chem Ltd.	6,011	2,870,429
POSCO Holdings Inc.	9,336	2,043,200
		4,913,629
Sweden — 0.8%
Boliden AB	34,936	1,312,273
Svenska Cellulosa AB SCA, Class B	75,612	957,600
		2,269,873
Switzerland — 4.2%
Givaudan SA, Registered	1,009	3,090,472
Holcim AG	72,016	3,727,784
SIG Group AG	44,015	961,779
Sika AG, Registered	19,538	4,696,998
		12,477,033
Taiwan — 1.1%
Formosa Plastics Corp.	552,720	1,558,680
Nan Ya Plastics Corp.	713,940	1,646,495
		3,205,175
United Kingdom — 11.0%
Amcor PLC	189,113	2,252,336
Anglo American PLC	169,993	6,656,904
Croda International PLC	18,070	1,437,984
DS Smith PLC	176,424	680,538
Glencore PLC	1,538,619	10,260,502
Johnson Matthey PLC	25,033	639,773
Mondi PLC	61,271	1,036,148
Rio Tinto PLC	134,832	9,490,015
		32,454,200
United States — 37.0%
Air Products and Chemicals Inc.	28,188	8,689,233
Albemarle Corp.	14,889	3,228,829
Avery Dennison Corp.	10,320	1,867,920

Schedule of Investments (unaudited) (continued)	iShares® Global Materials ETF
December 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Ball Corp.	40,093	$2,050,356
Celanese Corp.	12,636	1,291,905
CF Industries Holdings Inc.	24,919	2,123,099
Corteva Inc.	90,805	5,337,518
Dow Inc.	89,441	4,506,932
DuPont de Nemours Inc.	63,137	4,333,092
Eastman Chemical Co.	15,336	1,248,964
Ecolab Inc.	31,493	4,584,121
FMC Corp.	15,979	1,994,179
Freeport-McMoRan Inc.	181,653	6,902,814
International Flavors & Fragrances Inc.	32,403	3,397,130
International Paper Co.	45,043	1,559,839
Linde PLC	62,831	20,494,216
LyondellBasell Industries NV, Class A	32,279	2,680,125
Martin Marietta Materials Inc.	7,891	2,666,921
Mosaic Co. (The)	43,192	1,894,833
Newmont Corp.	100,876	4,761,347
Nucor Corp.	32,604	4,297,533
Packaging Corp. of America	11,712	1,498,082
PPG Industries Inc.	29,870	3,755,854
Sealed Air Corp.	18,385	917,044
Sherwin-Williams Co. (The)	29,970	7,112,780
Steel Dynamics Inc.	21,198	2,071,045
Vulcan Materials Co.	16,891	2,957,783
Westrock Co.	32,433	1,140,344
		109,363,838
Total Common Stocks — 99.3%
(Cost: $354,516,991)		293,305,216

Preferred Stocks

Brazil — 0.2%
Gerdau SA, Preference Shares, ADR	132,343	733,180
Security	Shares	Value

South Korea — 0.1%
LG Chem Ltd., Preference Shares, NVS	967	$213,351

Total Preferred Stocks — 0.3%
(Cost: $1,476,474)		946,531

Total Long-Term Investments — 99.6%
(Cost: $355,993,465)		294,251,747

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.53%(d)(e)(f)	1,445,350	1,445,783
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.12%(d)(e)	200,000	200,000

Total Short-Term Securities — 0.6%
(Cost: $1,645,783)		1,645,783

Total Investments — 100.2%
(Cost: $357,639,248)		295,897,530

Liabilities in Excess of Other Assets — (0.2)%		(543,466)

Net Assets — 100.0%		$295,354,064

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares Held at 12/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$1,444,332	(a)	$—		$1,451	$—	$1,445,783	1,445,350	$3,102	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,490,000	—		(2,290,000	)(a)	—	—	200,000	200,000	6,624		—
						$1,451	$—	$1,645,783		$9,726		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Global Materials ETF
December 31, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSX 60 Index	2	03/16/23	$346	$(12,353)
FTSE 100 Index	3	03/17/23	270	(1,725)
MSCI Emerging Markets Index	5	03/17/23	240	(2,525)
S&P 500 E-Mini Index	1	03/17/23	193	(6,830)
				$(23,433)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$146,792,144	$146,513,072	$—	$293,305,216
Preferred Stocks	733,180	213,351	—	946,531
Money Market Funds	1,645,783	—	—	1,645,783
	$149,171,107	$146,726,423	$—	$295,897,530
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(21,708)	$(1,725)	$—	$(23,433)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt

NVS	Non-Voting Shares

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